Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2021	2020
	£m	£m
Lease liabilities	132	97
Other	2,057	2,240
	2,189	2,337